INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Disclosure of inventories
A breakdown of inventories is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Raw materials	238,426	222,243
Semi-finished goods	258,287	239,388
Finished goods	617,191	626,563
Total inventories	1,113,904	1,088,194

Disclosure of slow moving and obsolete inventory
Changes in the provision for slow moving and obsolete inventories are presented below.

	2025	2024
	(€ thousand)
At January 1,	149,228	123,428
Additional provisions	37,689	36,932
Utilizations and other changes	(24,319)	(11,132)
At December 31,	162,598	149,228